Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of detailed information about changes in non cash working capital [text block]
Changes in non-cash working capital is comprised of:

	Year ended
	December 31
	2017	2016
Source (use) of cash:
Trade and other receivables	$(2,373)	$(12,417)
Prepaid expenses and deposits	79	285
Trade and other accrued liabilities	16,850	11,103
	$14,556	$(1,029)

Related to operating activities	$(2,542)	$567
Related to financing activities	-	-
Related to investing activities	17,098	(1,596)
	$14,556	$(1,029)